Loans and Financial Liabilities - Summary of Unsecured Notes (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Sep. 30, 2017	May 31, 2015	Sep. 30, 2025	Dec. 31, 2024	Feb. 28, 2018
Disclosure of detailed information about borrowings [line items]
Unsecured notes					$ 2,031,703	$ 2,274,651
2025 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes				$ 250,000	$ 250,000	$ 250,000	$ 275,000
Secured Notes, fixed rate				6.25%	6.25%	6.25%
Loan maturity				2025	2025	2025
2027 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes					$ 825,000	$ 825,000
Secured Notes, fixed rate			5.875%		5.875%	5.875%
Loan maturity			2027		2027	2027
2029 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes		$ 500,000			$ 500,000	$ 500,000
Secured Notes, fixed rate		7.00%			7.00%	7.00%
Loan maturity		2029			2029	2029
2031 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes	$ 720,000					$ 720,000
Secured Notes, fixed rate	9.125%				9.125%	9.125%
Loan maturity	2031				2031	2031
Redemption percentage of senior secured notes					13.00%	13.00%